FINANCIAL RISK MANAGEMENT - Commodity Price Risk, Summary of Net Risk Management Asset (Liability) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management asset	$ 3,291	$ 1,213
Current portion commodity contract liability	(917)	(4,468)
Commodity contract liability (long term)	(1,652)	(3,422)
Net risk management asset (liability)	10,574	25,233
Commodity contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current portion commodity contract asset	9,852	31,910
Risk management asset	3,291	1,213
Current portion commodity contract liability	(917)	(4,468)
Commodity contract liability (long term)	(1,652)	0
Foreign exchange contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity contract liability (long term)	$ 0	$ (3,422)